Stockholders’ Equity (Details) - Schedule of stock options activities - Stock Options [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) - Schedule of stock options activities [Line Items]
Number of Options, beginning balance outstanding	300,000
Weighted Average Exercise Price, balance beginning	$ 0.0001
Weighted Average Remaining Contractual Term (Years), balance beginning	2 years 6 months		4 years 6 months
Aggregate Intrinsic Value, balance beginning	$ 63,030
Granted pursuant to employment agreement, Number of Options	800,000
Granted pursuant to employment agreement, Weighted Average Exercise Price	$ 0.2
Granted pursuant to employment agreement, Weighted Average Remaining Contractual Term (Years)	9 years 9 months 18 days
Granted pursuant to employment agreement, Aggregate Intrinsic Value	$ 8,160
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Number of Options, balance ending	1,100,000
Weighted Average Exercise Price, balance ending	$ 0.15	$ 0.0001
Weighted Average Remaining Contractual Term (Years), balance ending	7 years 9 months 18 days	2 years 6 months	3 years 6 months
Aggregate Intrinsic Value, balance ending	$ 71,190	$ 63,030
Number of Options, Exercisable,	600,000	300,000
Weighted Average Exercise Price, Exercisable	$ 0.1	$ 0.0001
Weighted Average Remaining Contractual Term (Years), Exercisable	6 years 1 month 6 days	2 years 6 months
Aggregate Intrinsic Value, Exercisable	$ 66,090	$ 42,870